Key Developments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Asset Acquisition [Abstract]
Schedule of total assets acquired, net of liabilities assumed

The balances acquired in the Transaction and components of the consideration were as follows:

As at July 9,2025
Cash and cash equivalents	$8,754
Amounts receivable	277
Arthur gold project royalty	255,839
Investment in Orogen Spinco	7,307
Amounts payable and other liabilities	(5,269)
Income tax payable	(6,420)
Total assets acquired, net of liabilities assumed	$260,488

Number of Triple Flag common shares issued to Orogen shareholders	5,633,629

Value of Triple Flag common shares issued to Orogen shareholders	$125,311
Cash consideration paid to Orogen shareholders[1]	123,818
Orogen Spinco cash investment	7,307
Transaction costs	4,052
Purchase consideration	$260,488
1.	Net of forward exchange gain of $1.1 million